Staff Costs - Schedule of Staff Costs (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Staff Costs [Line Items]
Staff costs	$ 6,149	$ 5,674
Salaries and bonus [Member]
Schedule of Staff Costs [Line Items]
Staff costs	5,564	5,127
Pension scheme contributions (defined contribution schemes) and others [Member]
Schedule of Staff Costs [Line Items]
Staff costs	$ 585	$ 547